Statement of Additional Information Supplement	March 2, 2023

Putnam Short Term Investment Fund

Statement of Additional Information dated November 30, 2022

Effective immediately, the following language is added to the end of the section INVESTMENT RESTRICTIONS:

The following non-fundamental investment policy, which applies to the fund, may be changed by the Trustees without shareholder approval:

The fund will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

Shareholders should retain this Supplement for future reference.